Shareholder Report, Average Annual Return (Details) ITJL_MML Inflation-Protected and Income Fund_Service Class_TSR Annual {Service Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class - without sales charge
Average Annual Return, Percent	5.57%	0.85%	2.89%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
Average Annual Return, Percent	7.01%	1.12%	3.09%